Consolidated Statement of Profit or Loss and Other Comprehensive Income (Loss) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Research and development	SFr (19,210,842)	SFr (24,776,763)	SFr (26,536,176)
General and administrative	(5,150,409)	(5,446,512)	(4,341,570)
Operating loss	(24,361,251)	(30,223,275)	(30,877,746)
Interest income	53,570	67,565	36,562
Interest expense	(1,640,394)	(828,547)	(7,985)
Foreign currency exchange (loss)/gain, net	(824,592)	(100,097)	1,144,106
Revaluation gain from derivative financial instruments	3,372,186	291,048	0
Transaction costs	(1,026,766)	0	0
Loss before tax	(24,427,247)	(30,793,306)	(29,705,063)
Income tax gain	17,773	131,055	0
Net loss attributable to owners of the Company	(24,409,474)	(30,662,251)	(29,705,063)
Items that will never be reclassified to profit or loss
Remeasurements of defined benefit liability, net of taxes of CHF 0	271,980	(394,102)	(53,916)
Items that are or may be reclassified to profit or loss
Foreign currency translation differences, net of taxes of CHF 0	50,497	(19,723)	(12,712)
Other comprehensive income/(loss), net of taxes of CHF 0	322,477	(413,825)	(66,628)
Total comprehensive loss attributable to owners of the Company	SFr (24,086,997)	SFr (31,076,076)	SFr (29,771,691)
Basic and diluted loss per share (in chf per share)	SFr (0.56)	SFr (0.89)	SFr (0.92)